Employee Benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 1,055,959	R$ 483,600	R$ 348,731
Social security costs	258,488	138,960	117,604
Profit sharing and annual bonuses	61,629	89,973	45,596
Share-based payments	113,169	120,777	64,509
Total of employee benefits	R$ 1,489,245	R$ 833,310	R$ 576,440